Unsecured Debt - Scheduled Annual Maturities of Debt (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2014		Nov. 30, 2013
Debt Disclosure [Line Items]
Debt maturities in 2015	$ 1,725
Debt maturities in 2016	1,785
Debt maturities in 2017	634
Debt maturities in 2018	1,302
Debt maturities in 2019	685
Debt maturities thereafter	2,957
Total	9,088	[1]	9,560	[1]
Short-term borrowings
Debt Disclosure [Line Items]
Debt maturities in 2015	666
Total	666
Long-term debt
Debt Disclosure [Line Items]
Debt maturities in 2015	1,059
Debt maturities in 2016	1,785
Debt maturities in 2017	634
Debt maturities in 2018	1,302
Debt maturities in 2019	685
Debt maturities thereafter	2,957
Total	$ 8,422

[1]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2014, 67% and 33% (69% and 31% at November 30, 2013) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2014, 52% and 48% (59% and 41% at November 30, 2013) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2014, we believe we were in compliance with all of our debt covenants.